Employee Benefits	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 16 - Employee Benefits

Note 16 - Employee Benefits

A. Composition

Composition of employee benefits:

As at December 31
2020	2019
$ millions	$ millions

Fair value of plan assets	629	583
Termination benefits	(158)	(105)
Defined benefit obligation	(1,075)	(1,004)
	(604)	(526)

Composition of fair value of the plan assets:

As at December 31
2020	2019
$ millions	$ millions

Equity instruments
With quoted market price	224	237
Without quoted market price	40	10
	264	247
Debt instruments
With quoted market price	334	307
Without quoted market price	3	1
	337	308
Deposits with insurance companies	28	28

	629	583

Note 16 - Employee Benefits (cont'd)

B. Severance Pay

1. Israeli companies

The labor laws in Israel require the Group to pay severance pay to employees who were dismissed or have retired (including those who left the Group in other specific circumstances). The liability for the payment of severance pay is calculated according to the labor agreements in effect on the basis of salary components which, in the opinion of Company management, create an obligation to pay severance pay.

The Company has two severance pay plans: one plan according to the provisions of section 14 of the Severance Pay Law, which is accounted for as a defined contribution plan; and the other for employees to whom section 14 does not apply, which is accounted for as a defined benefit plan. The Group’s liability in Israel for the payment of severance pay to employees is mostly covered by current deposits in the names of the employees in recognized pension and severance pay funds, and by the acquisition of insurance policies, which are accounted for as plan assets.

2. Certain subsidiaries outside Israel

In countries wherein subsidiaries operate that have no law requiring payment of severance pay, the Group companies have not recorded a provision in the financial statements for possible eventual future severance payments to employees, except in cases where part of the activities of the enterprise is discontinued and, as a result, the employees are dismissed.

C. Pension and Early Retirement

  Some of the Group’s employees in and outside of Israel have defined benefit pension plans for their retirement, which are controlled by the Company. Generally, according to the terms of the plans, as stated, the employees are entitled to receive pension payments based on, among other things, their number of years of service (in certain cases up to 70% of their last base salary) or computed, in certain cases, based on a fixed salary. Some employees of a subsidiary in Israel are entitled to early retirement if they meet certain conditions, including age and seniority at the time of retirement.
  Some Group companies have entered into plans with funds – and with a pension fund for some of the employees – under which such companies make current deposits with that fund which releases them from their liability for making a pension payment under the labor agreements to all of their employees upon reaching a retirement age. The amounts funded are not reflected in the statements of financial position since they are not under the control and management of the Group companies.
  In 2020, as part of the Company's efforts to address the financial impact of the significant uncertainty in the business and economic environment and the global market volatility, which resulted, among others, from the COVID 19 outbreak, a few initiatives  and streamlining measures were initiated, including an approval of a headcount reduction plan of over 200 employees, primarily through an early retirement plan, for Rotem Israel, Bromine Compounds, and Dead Sea Magnesium. As a result, the Company updated its provision for employee benefits in the amount of $78 million.

Note 16 - Employee Benefits (cont'd)

D. Post-employment retirement benefits

Some of the retirees of the Group companies receive, aside from the pension payments from a pension fund, benefits that are primarily holiday gifts and paid vacations. The companies’ liability for these costs accrues during the employment period. The Group companies include in their financial statements the projected costs in the post-employment period according to an actuarial calculation.

E. Movement in net defined benefit obligation and in its components:

Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2020	2019	2020	2019	2020	2019
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	583	518	(1,004)	(860)	(421)	(342)
Income (costs) included in profit or loss:
Current service costs	-	-	(22)	(21)	(22)	(21)
Interest income (expenses)	5	15	(14)	(27)	(9)	(12)
Past service cost	-	-	11	5	11	5
Effect of movements in exchange rates, net	16	17	(34)	(31)	(18)	(14)
Included in other comprehensive income:
Actuarial losses deriving from changes in financial assumptions	-	-	(24)	(121)	(24)	(121)
Other actuarial gains	9	46	-	-	9	46
Change with respect to translation differences, net	18	9	(32)	(4)	(14)	5
Other movements:
Benefits received (paid)	(6)	(32)	44	55	38	23
Employer contribution	4	10	-	-	4	10
Balance as at December 31	629	583	(1,075)	(1,004)	(446)	(421)

The actual return (loss) on plan assets in 2020, is $14 million, compared with $61 million in 2019 and $(1) million in 2018.

Note 16 - Employee Benefits (cont'd)

F. Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2020	2019	2018
%	%	%

Discount rate as at December 31	1.7	2.1	3.0
Future salary increases	3.4	3.2	3.3
Future pension increase	2.0	2.1	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.

G. Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2020
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	(19)	(10)	10	19
Discount rate	22	11	(11)	(22)
Mortality table	26	13	(13)	(26)

H. The Effect of the plans on the Group's future cash flows

The expenses recorded in respect of defined contribution plans in 2020 are $39 million (in 2019 and 2018, $37 million and $35 million, respectively).

The Company’s estimation of the expected deposits in 2021 to funded defined benefit plans is about $9 million.

As at December 31, 2020, the Company estimates that the life of the defined benefit plans, based on a weighted average, is about 15.3 years (2019 – about 14.3 years).

I. Long-term incentive plan

In April 2019, ICL's Board of Directors approved the amendment of the Company's internal long‑term incentive framework (hereinafter – New LTI Plan) and accordingly, approved new triennial equity grants for the years 2019-2021, in the form of options exercisable to the Company's ordinary shares. For further information - see Note 19. In addition, a Cash LTI plan was approved, according to which, other senior managers will be awarded with a cash incentive of $32 million in 2022, subject to compliance with certain financial targets over the three years.